LEASES - Additional information (Details) - ENERGY VAULT HOLDINGS, INC - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Finance lease expense
Amortization of finance ROU assets	$ 33,600	$ 22,178	$ 22,178	$ 7,032
Interest on finance lease liabilities	2,138	1,448	1,389	606
Finance lease expense	35,738	23,626	23,567	7,638
Operating lease expense	495,921	376,614	463,998	75,242
Short-term lease expense	60,324	89,847	102,698	109,093
Variable lease expense	2,360	5,869	10,279	5,950
Total	594,343	$ 495,956	600,542	197,923
Cash paid for amounts included in the measurement of lease liabilities for finance leases
Operating cash flows			1,389	606
Financing cash flows			19,700	5,947
Cash paid for amounts included in the measurement of lease liabilities for operating leases
Operating cash flows			436,364	165,487
Right-of-use assets obtained in exchange for lease liabilities
Finance leases				93,525
Operating leases			$ 268,228	$ 1,676,313
Weighted average remaining lease term (in months)
Finance leases			33 months	44 months
Operating leases			46 months	59 months
Weighted average discount rate
Finance leases			1.85%	1.84%
Operating leases			5.37%	5.37%
Current portion
Finance leases	47,493		$ 30,133	$ 27,013
Operating leases	461,523		394,262	368,363
Long-term portion
Finance leases	41,475		63,152	85,151
Operating leases	$ 726,961		$ 875,997	$ 1,147,879